Business Combination - Schedule of Purchase Price Allocation (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
	Jan. 27, 2016 CNY (¥)	Aug. 31, 2017 CNY (¥)	Aug. 31, 2017 USD ($)	Aug. 31, 2016 CNY (¥)
Intangible assets
Goodwill		¥ 104,035	$ 15,790	¥ 102,332
Total consideration and value to be allocated to net assets	¥ 109,530
Core Curriculum
Intangible assets
Intangible assets, Amortization period		10 years
Time Education Group
Business Acquisition [Line Items]
Cash	6,899
Other current assets	10,443
Property and equipment	7,434
Intangible assets
Goodwill	102,332
Other current liabilities	(36,473)
Deferred tax liabilities	(6,298)
Total consideration and value to be allocated to net assets	¥ 109,530
Time Education Group | Minimum
Intangible assets
Property and equipment, Amortization period	3 years
Time Education Group | Maximum
Intangible assets
Property and equipment, Amortization period	5 years
Time Education Group | Trademarks and Brand
Intangible assets
Intangible assets	¥ 24,186
Intangible assets, Amortization period	10 years
Time Education Group | Core Curriculum
Intangible assets
Intangible assets	¥ 1,007
Intangible assets, Amortization period	10 years